COST OF REVENUE	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
COST OF REVENUE

NOTE 13 – COST OF REVENUE

Cost of revenue incurred are comprised of the following:

	September 30, 2023	September 30, 2022
Salaries and benefits	$385,072	$348,884
Software and other	32,306	20,356
Depreciation	1,095	2,012
	$418,473	$371,252

NOTE 17 – COST OF REVENUE

Cost of revenue incurred during the years ended December 31 are comprised of the following:

	December 31, 2022	December 31, 2021
Salaries and benefits	$510,615	$563,165
Subcontractors expense (recovery)	(16,318)	570
Software and other	9,804	26,653
Depreciation	2,399	3,933
	$506,500	$594,321